Non-controlling interest (Details 2) - USD ($) $ in Thousands	May 31, 2026	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Current assets	$ 66,524	$ 25,843
Current liabilities	30,220	24,537
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Current assets	45,624	21,223
Non-current assets	105,454	89,368
Current liabilities	(28,021)	(21,398)
Non-current liabilities	(22,635)	(18,428)
Advances from parent, net	$ (21,090)	$ (26,567)